Share-based Payments (Details 2) - Employee Stock Option Plan 2014 [member] - ACTW Option Plan [Member]	12 Months Ended
Dec. 31, 2018 TWD ($) Numbers
Disclosure of valuation information [Line Items]
Expected volatility	38.88%
Risk-free interest rate	1.1648%
Expected duration (in years) | Numbers	5
Fair value at the grant date (per unit) | $	$ 0.20